INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories are detailed as follows:

	June 30,	December 31,
	2025	2024
	(in thousands)
Merchandise	$1,360	$847
Raw materials and consumable supplies	13,631	12,819
Finished Goods	5,617	1,558
Total	$20,608	$15,224